INCOME TAX	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
INCOME TAX
INCOME TAX
(10)	Income Taxes

At the end of each interim period, we make our best estimate of the effective tax rate expected to be applicable for the full calendar year and use that rate to provide for income taxes on a current year-to-date basis before discrete items. If a reliable estimate cannot be made, we may make a reasonable estimate of the annual effective tax rate, including use of the actual effective rate for the year-to-date. The impact of the discrete items is recorded in the quarter in which they occur.

We utilize the balance sheet method of accounting for income taxes and deferred taxes which are determined based on the differences between the financial statements and tax basis of assets and liabilities given the provisions of the enacted tax laws. In assessing the realizability of the deferred tax assets, we considered whether it is more likely than not that some portion or all of the deferred tax assets will not be realized through the generation of future taxable income. In making this determination, we assessed all of the evidence available at the time including recent earnings, forecasted income projections, and historical financial performance. We have fully reserved deferred tax assets as a result of this assessment.

Based on our full valuation allowance against the net deferred tax assets, our effective federal tax rate for the calendar year is zero, and we recorded an immaterial income tax expense in the nine months ended September 30, 2023 and 2022.

(8)Income Taxes

The income tax expenses (benefits) from continuing operations for the years ended December 31, 2022 and 2021, are summarized as follows:

	2022	2021
Federal:
Current	$—	$—
Deferred	—	—
	—	—
State:
Current	9	3
Deferred	—	—
	9	3
Total	$9	$3

The provision for income taxes differs from income taxes computed at the federal statutory tax rates for the years ended December 31, 2022 and 2021, due to the following items:

	2022	2021
Statutory rate	21.0%	21.0%
State and local taxes	2.0	2.5
Change in valuation allowance	(19.0)	(20.0)
Other	1.0	(0.1)
Permanent differences	(5.0)	(3.4)
	—%	—%

The income tax effects of temporary differences that give rise to significant portions of the deferred income tax assets and liabilities at December 31, 2022 and 2021, are presented below:

	2022	2021
Deferred tax assets:
NOL carryforwards	$30,421	$27,002
Fixed assets and intangibles	2,371	2,306
Accruals	815	108
Inventory	76	229
Other	87	—
Capitalized R&D expenses	4,613	—
Stock-based compensation expense	76	63
Total deferred income tax assets	38,459	29,708
Deferred tax liabilities:
Prepaid expenses	(101)	(78)
Total deferred income tax assets and liabilities	38,358	29,630
Less: valuation allowance	(38,358)	(29,630)
Net deferred income tax assets and liabilities	$—	$—

In assessing the realizability of our deferred tax assets, we consider whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. We consider the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. As we do not have any historical taxable income, projections of future taxable income over the periods in which the deferred tax assets are deductible, and after consideration of the history of operating losses, we do not believe it is more likely than not that we will realize the benefits of the net deferred tax assets and, accordingly, have established a valuation allowance equal to 100% of net deferred tax assets. The change in the valuation allowance for the years ended December 31, 2022 and 2021 was $8,728 and $5,779, respectively.

As of December 31, 2022, we had net operating losses (“NOLs”) as follows (the NOLs which do not expire are subject to an annual utilization limitation of 80% of taxable income):

	December 31, 2022
	Federal	State
NOLs expiring between 2029 and 2037	$43,912	$67,380
NOLs which do not expire	82,009	18,398
Total NOLs	$125,921	$85,778

The Internal Revenue Code contains provisions that may further limit the net operating loss carryovers available to be used in any one year if certain events occur, including significant changes in ownership interests. Utilization of net operating loss and tax credit carryforwards are subject to a substantial annual limitation due to the ownership change limitations set forth in Section 382 of the Code and similar state provisions. We prepared an Internal Revenue Code 382 analysis to determine the annual limitations on our consolidated net operating loss carryforwards. All of our tax attributes are subject to an annual limitation. Such annual limitations could result in the expiration of the net operating loss and tax credit carryforwards before utilization.

As of December 31, 2022 and 2021, we did not have any unrecognized tax benefits and does not expect that the amount of unrecognized tax benefits will change significantly within the next 12 months. Our accounting policy is to accrue interest and penalties related to unrecognized tax benefits as a component of income tax expense.

Our federal and state returns for all years remain open to examination by tax authorities.

MedTech Acquisition Corp
INCOME TAX
INCOME TAX

NOTE 9. INCOME TAX

The Company’s net deferred tax assets for the year ended December 31, 2022 and 2021 are as follows:

	December 31,	December 31,
	2022	2021
Deferred tax assets
Net operating loss carryforward	$—	$40,819
Organizational costs/start-up expenses	1,160,666	606,383
Total deferred tax assets	1,160,666	647,202
Valuation allowance	(1,160,666)	(647,202)
Deferred tax assets, net of allowance	$—	$—

The income tax provision for the years ended December 31, 2022 and 2021 consisted of the following:

	For the Year Ended December 31,
	2022	2021
Federal
Current	$570,854	$—
Deferred	(513,464)	(625,111)
State and Local
Current	—	—
Deferred	—	—
Change in valuation allowance	513,464	625,111
Income tax provision	$570,854	$—

As of December 31, 2022 and 2021, the Company had a U.S. federal net operating loss carryover of approximately $0 and $194,000 available to offset future taxable income, respectively.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the years ended December 31, 2022 and 2021, the change in the valuation allowance was $513,464 and $625,111,respectively.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2022 and 2021 is as follows:

	December 31,	December 31,
	2022	2021
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in fair value of warrant liabilities	(20.1)%	(34.1)%
Change in valuation allowance	8.4%	13.1%
Income tax provision	9.3%	(0.0)%

The Company files income tax returns in the U.S. federal jurisdiction in various state and local jurisdictions and is subject to examination by the various taxing authorities.